INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE	6 Months Ended
Jun. 30, 2017
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

5. INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

        Intangible assets, net consist of the following:

	As of
	December 31, 2016	June 30, 2017
Intangible assets with indefinite life:
Brand name	28,600	1,334,299
Master brand agreement (Note 3)	192,000	192,000
Intangible assets with definite life:
Manachised & Franchise hotel agreements	11,000	74,000
Non-compete agreement	400	400
Favorable lease agreements	135,874	239,569
Purchased software	55,101	57,218

Total	422,975	1,897,486
Less: Accumulated amortization	(80,281)	(91,103)

Total	342,694	1,806,383

	As of
	December 31, 2016	June 30, 2017
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(3,102)	(3,167)

Unfavorable lease agreements, net	822	757

        The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term.

        Amortization expense of intangible assets for the six-month period ended June 30, 2016 and 2017 amounted to RMB8,575 and RMB10,776, respectively.